Business Combination, Significant Transaction and Sale of Business (Details 18) - Pleasant Valley Business Solutions, LLC [Member] $ in Thousands	Mar. 31, 2018 USD ($)
Statement Line Items [Line Items]
Net assets	$ (834)
Intangible assets	1,867
Deferred taxes	(507)
Goodwill	7,791
Total assets acquired net of acquired cash	$ 8,317